Vanguard Advice Select International Growth Fund
Supplement Dated January 28, 2026, to the Prospectus and Summary Prospectus Dated February 28, 2025
Important Changes to Vanguard Advice Select International Growth Fund

Effective today, Spencer Adair will no longer serve as a co-portfolio manager of Vanguard Advice Select International Growth Fund (the “Fund”). Lawrence Burns will continue to manage the Fund.
The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
All references to Mr. Adair are hereby deleted in their entirety.

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS 4437A 012026

Vanguard Whitehall Funds

Supplement Dated January 28, 2026, to the Statement of Additional Information Dated February 28, 2025
Important Changes to Vanguard Advice Select International Growth Fund
Effective today, Spencer Adair will no longer serve as a co-portfolio manager of Vanguard Advice Select International Growth Fund (the “Fund”). Lawrence Burns will continue to manage the Fund.
The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
All references to Mr. Adair are hereby deleted in their entirety.
© 2026 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 934C 012026